ADVISERS INVESTMENT TRUST
IFP US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.9%
Biotechnology	4.4%
Corteva Inc.		1,945,971	$92,005,509
Commercial Services	5.3%
Ritchie Bros. Auctioneers Inc.		1,182,183	72,361,421
Terminix Global Holdings Inc.(a)		877,504	39,689,506
			112,050,927
Diversified Financials	11.7%
CME Group Inc.		201,458	46,025,094
Intercontinental Exchange Inc.		639,269	87,432,821
S&P Global Inc.		156,260	73,743,782
Western Union Co.		2,221,745	39,635,931
			246,837,628
Diversified Support Services	3.2%
IAA Inc.(a)		1,304,398	66,028,627
Health Care Equipment & Supplies	3.7%
Alcon Inc.		886,019	78,508,751
Insurance	3.9%
Aon PLC - Class A		272,130	81,791,393
Internet Software & Services	14.5%
Alphabet Inc. - Class A(a)		25,387	73,547,154
Booking Holdings Inc.(a)		41,429	99,397,700
eBay Inc.		757,348	50,363,642
Zillow Group Inc. - Class A(a)		184,784	11,497,260
Zillow Group Inc. - Class C(a)		1,106,835	70,671,415
			305,477,171
IT Services	1.8%
Accenture PLC - Class A		87,961	36,464,233
Media	12.1%
Fox Corp. - Class A		2,434,077	89,817,442
News Corp. - Class A		3,826,230	85,363,191
News Corp. - Class B		1,597,410	35,941,725
World Wrestling Entertainment Inc. - Class A		886,456	43,737,739
			254,860,097
Pharmaceuticals	13.8%
Bristol-Myers Squibb Co.		1,862,920	116,153,062
Johnson & Johnson		492,221	84,204,246
Novartis AG - REG		1,015,110	89,434,845
			289,792,153
Software	9.9%
Electronic Arts Inc.		419,788	55,370,037
Microsoft Corp.		210,113	70,665,204
Oracle Corp.		943,707	82,300,688
			208,335,929

ADVISERS INVESTMENT TRUST
IFP US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tobacco	11.1%
Altria Group Inc.		811,276	$38,446,370
British American Tobacco PLC		1,804,162	66,752,718
Philip Morris International Inc.		1,351,322	128,375,590
			233,574,678
Toys/Games/Hobbies	3.5%
Nintendo Co. Ltd.		159,117	74,212,180
TOTAL COMMON STOCKS (Cost $1,493,782,434)			2,079,939,276
TOTAL INVESTMENTS (Cost $1,493,782,434)	98.9%		2,079,939,276
NET OTHER ASSETS (LIABILITIES)	1.1%		23,890,362
NET ASSETS	100.0%		$2,103,829,638

(a)Non-income producing security.

Abbreviations:
REG – Registered
At December 31, 2021, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	80.8%
Switzerland	8.0
Japan	3.5
Canada	3.4
United Kingdom	3.2
Total	98.9%
2